BLACKROCK FUNDSSM

BlackRock Science & Technology Opportunities Portfolio

(the “Fund”)

Supplement dated June 9, 2017

to the Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”) of the Fund, dated January 27, 2017

Effective June 12, 2017, the Board of Trustees of BlackRock FundsSM has approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective June 12, 2017, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and the SAI, as applicable:

The section of the Investor, Institutional and Class R Shares Summary Prospectus and the Investor, Institutional and Class R Shares Prospectus entitled “Key Facts About BlackRock Science & Technology Opportunities Portfolio—Fees and Expenses of the Fund” or “Fund Overview—Key Facts About BlackRock Science & Technology Opportunities Portfolio—Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 59 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.90%		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	None	0.50%
Other Expenses	0.41%		0.45%	0.37%	0.45%
Total Annual Fund Operating Expenses	1.56%		2.35%	1.27%	1.85%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.11)%		(0.15)%	(0.07)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	1.45%		2.20%	1.20%	1.70%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.45% (for Investor A Shares), 2.20% (for Investor C Shares), 1.20% (for Institutional Shares) and 1.70% (for Class R Shares) through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$665	$982	$1,320	$2,275
Investor C Shares	$323	$719	$1,242	$2,675
Institutional Shares	$122	$396	$690	$1,528
Class R Shares	$173	$567	$987	$2,157

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$223	$719	$1,242	$2,675

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

The section of the Investor, Institutional and Class R Shares Prospectus entitled “Management of the Funds—BlackRock” is amended to add the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock Science & Technology Opportunities Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of BlackRock Science & Technology Opportunities Portfolio.

The second paragraph of the section of the Investor, Institutional and Class R Shares Prospectus entitled “Management of the Funds—BlackRock—Science & Technology Opportunities Total Annual Management Fee” is deleted in its entirety and replaced with the following:

With respect to Science & Technology Opportunities, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A	1.45%
Investor C	2.20%
Institutional	1.20%
Class R	1.70%

[1]    The contractual caps are in effect through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2   As a percentage of average daily net assets.

The section of the Service Shares Summary Prospectus and the Service Shares Prospectus entitled “Key Facts About BlackRock Science & Technology Opportunities Portfolio—Fees and Expenses of the Fund” or “Fund Overview—Key Facts About BlackRock Science & Technology Opportunities Portfolio—Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Services Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.49%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.45%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.45% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$148	$467	$809	$1,776

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

The section of the Service Shares Prospectus entitled “Management of the Funds—BlackRock” is amended to add the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock Science & Technology Opportunities Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of BlackRock Science & Technology Opportunities Portfolio.

The second paragraph of the section of the Service Shares Prospectus entitled “Management of the Funds—BlackRock—Science & Technology Opportunities Total Annual Management Fee” is deleted in its entirety and replaced with the following:

With respect to Science & Technology Opportunities, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses for Service Shares to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Science & Technology Opportunities	1.45%

[1]    The contractual cap is in effect through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2   As a percentage of average daily net assets.

The section of the SAI entitled “Management, Advisory and Other Service Arrangements—Management Agreement” is amended to add the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock Science & Technology Opportunities Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of BlackRock Science & Technology Opportunities Portfolio.

Shareholders should retain this Supplement for future reference.

ALLPRSAI-STO-0617SUP

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